Revenue	12 Months Ended
Dec. 31, 2021
Revenue.
Revenue

Note 12 – Revenue

Revenue classified by commodity, geography and type comprised the following:

	2021	2020
Commodity
Gold(1)	$750.6	$718.1
Silver	172.7	106.4
Platinum group metals(1)	72.4	86.2
Iron ore(2)	89.6	14.7
Other mining assets	5.2	3.1
Mining	$1,090.5	$928.5
Oil	$108.1	$55.7
Gas	79.8	24.2
Natural gas liquids	21.6	11.8
Energy	$209.5	$91.7
	$1,300.0	$1,020.2
Geography
South America	$410.3	$287.7
Central America & Mexico	318.9	214.4
United States	270.3	178.6
Canada(1)(2)	186.9	196.9
Rest of World	113.6	142.6
	$1,300.0	$1,020.2
Type
Revenue-based royalties	$425.6	$274.9
Streams(1)	748.5	629.2
Profit-based royalties	76.0	88.7
Other(2)	49.9	27.4
	$1,300.0	$1,020.2
1.	Includes a loss of $0.4 million and gain of $0.1 million of provisional pricing adjustments for gold and platinum-group metals, respectively

(2020 – loss of $0.1 million and gain of $5.9 million, respectively).

2.	Includes dividend income of $30.2 million from the Company’s equity investment in LIORC (2020 – $14.7 million).